Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Tax Credit Carryforward [Line Items]
Changes in estimated uncertain tax benefits	$ 0	$ 0
Unrecognized tax benefits			$ 8,357,000	$ 6,593,000	$ 4,829,000	$ 1,917,000
Accrued interest and penalties related to uncertain tax positions			0
Valuation allowance			459,885,000	367,930,000
Increase of valuation allowance			92,000,000	$ 67,400,000	$ 58,700,000
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards			1,549,500,000				$ 1,126,100,000
Domestic Tax Authority | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward			5,900,000
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards			1,191,700,000
State and Local Jurisdiction | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward			$ 10,800,000